Interests in affiliates	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

The Group acquired 20% equity interests in Zhejiang Tianlan Environmental Protection Technology Co. Ltd, (“Tianlan”), a company incorporated in the PRC for a total consideration of US$4,648,000 in 2007. In 2010, Tianlan increased its share capital and the Group further invested US$262,000 in order to maintain the share holding of 20% in Tianlan. In 2011, Tianlan increased its share capital and the Group further invested US$435,000 in order to maintain the share holding of 20% in Tianlan.

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2011	2010
Balance Sheet:	US$’000	US$’000

Current assets	50,668	22,540

Non-current assets	10,322	9,339

Total assets	60,990	31,879

Total liabilities	(34,868)	(13,599)

Total shareholders’ equity	26,122	18,280

	2011	2010
Operating results:	US$’000	US$’000

Net sales	45,966	24,567

Operating profits	6,899	3,395

Net profits	6,407	3,496

The Group acquired 20% of the equity interests in Zhejiang Jia Huan Electronic Co. Ltd., (“Jia Huan”), a company incorporated in the PRC, for approximately US$2,610,000 in 2008. Jia Huan has been in the environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2011	2010
Balance Sheet:	US$’000	US$’000

Current assets	16,645	16,148

Non-current assets	5,402	5,047

Total assets	22,047	21,195

Total liabilities	(9,295)	(8,252)

Total shareholders’ equity	12,752	12,943

	2011	2010
Operating results:	US$’000	US$’000

Net sales	8,151	12,410

Operating (losses)/profits	(903)	118

Net (losses)/profits	(749)	121